SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation of Non-Mining Assets
(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles —20.0%

Computers —33.3%

Furniture and Equipment —10.0%